OTHER ACQUISITIONS (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	May 11, 2021	Mar. 11, 2021	Dec. 31, 2021	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	2,666,666
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 30,000	$ 149,606
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		2,666,666
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 955,466